Material accounting policies (Details 2)	12 Months Ended
Dec. 31, 2023
Amendments To I A S 1 [Member]
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Standard	Amendments to IAS 1 and IFRS Practice Statement 2 - Making Materiality Judgments
Description	The amendments to IAS 1 and IFRS Practice Statement 2 provide guidance and examples to help entities apply materiality judgments to accounting policy disclosures. The amendments aim to help entities provide more useful accounting policy disclosures by replacing the requirement for entities to disclose their "material" accounting policies with a requirement to disclose their "material" accounting policies and adding guidance on how entities apply the concept of materiality when making decisions about accounting policy disclosures.
Amendments To I A S 8 [Member]
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Standard	Amendments to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors - Definition of Accounting Estimates
Description	The amendments to IAS 8 clarify the distinction between changes in accounting estimates, changes in accounting policies and correction of errors. They also clarify how entities use measurement techniques and inputs to develop accounting estimates.
Amendments To I A S 12 [Member]
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Standard	Amendments to IAS 12 - Income Taxes - International Tax Reform - Pillar Two Model Rules
Description	In October 2021, more than 130 countries agreed to implement a minimum tax regime for multinational groups, known as Pillar Two, to reform the international corporate taxation. Pillar Two aims to ensure that multinational groups in scope are liable to a minimum effective corporate tax rate of 15 per cent per country.
Amendments To I A S 12 One [Member]
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Standard	Amendments to IAS 12 Income Taxes - Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Description	The amendments to IAS 12 Income Taxes narrow the scope of the initial recognition exception, so that it no longer applies to transactions that generate equal taxable and deductible temporary differences, such as leases and decommissioning liabilities.
IFRS 17 [member]
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Standard	IFRS 17 - Insurance Contracts
Description	IFRS 17 is a new accounting standard with scope for insurance contracts, covering recognition and measurement, presentation and disclosure. IFRS 17 replaces IFRS 4 - Insurance Contracts. IFRS 17 applies to all types of insurance contracts (such as life, property and casualty, direct insurance and reinsurance), regardless of the type of entities issuing them, as well as to certain guarantees and financial instruments with discretionary participation characteristics; Some scope exceptions will apply.
Amendments To I F R S 16 [Member]
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Standard	Amendments to IFRS 16: Lease Liability in a Sale and Leaseback
Description	In September 2022, the IASB issued amendments to IFRS 16 to specify the requirements that a seller-lessee uses in measuring lease liability arising from a sale and lease back transaction, in order to ensure that the seller-lessee does not recognise any amount of the gain or loss that relates to the right of use that it holds.
Amendments To I A S 1 One [Member]
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Standard	Amendments to IAS 1: Classification of Liabilities as Current or Non-Current
Description	In January 2020 and October 2022, the IASB issued amendments to paragraphs 69 to 76 of IAS 1 to specify the requirements for classifying liabilities as current or non-current. The amendments clarify:
Amendments To I A S 7 And I F R S 7 [Member]
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Standard	Supplier Financing Agreements - Amendments to IAS 7 and IFRS 7
Description	In May 2023, the IASB issued amendments to IAS 7 and IFRS 7 to clarify the characteristics of supplier financing arrangements and require additional disclosures of such arrangements. The disclosure requirements in the amendments are intended to assist users of the financial statements in understanding the effects of financing arrangements with suppliers on an entity's obligations, cash flows, and exposure to liquidity risk.